Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2024	Nov. 15, 2024
Document Information Line Items
Entity Registrant Name	Gelteq Limited
Trading Symbol	GELS
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		9,438,075
Amendment Flag	false
Entity Central Index Key	0001920092
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42373
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 4 100 Albert Road
Entity Address, Address Line Two	South Melbourne
Entity Address, City or Town	VIC
Entity Address, Postal Zip Code	3025
Entity Address, Country	AU
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Auditor Name	M&K CPAS, PLLC
Auditor Location	Woodlands, TX
Auditor Firm ID	2738
Business Contact
Document Information Line Items
Entity Address, Address Line One	Level 4 100 Albert Road
Entity Address, Address Line Two	South Melbourne
Entity Address, City or Town	VIC
Entity Address, Postal Zip Code	3025
Entity Address, Country	AU
Contact Personnel Name	Nathan J. Givoni
City Area Code	+61
Local Phone Number	3 9087 3990